Note 13 - Lease Liabilities and Other Loans (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
[US$ thousands]							As of December 31,
Lease liabilities and interest-bearing loans	Interest rate			Maturity			2018	2019
Lease liabilities							229	12,003
Interest-bearing loans (1)	2%	-	9%	January 2020	-	July 2023	4,040	43,904
Total							4,269	55,907

Disclosure of borrowings and finance lease liabilities [text block]
[US$ thousands]	As of December 31,
Non-current lease liabilities and other loans	2018	2019
Lease liabilities	33	7,378
Interest-bearing loans	2,238	736
Other loans	-	1,067
Total	2,271	9,181
[US$ thousands]	As of December 31,
Current lease liabilities and other loans	2018	2019
Lease liabilities	196	4,625
Interest-bearing loans	1,802	43,169
Other loans	492	0
Total	2,490	47,793